LETTER TO THE SHAREHOLDERS OF THE JPM INSTITUTIONAL SHORT TERM BOND FUND


December 15, 1995


Dear Shareholder:


Bond investors enjoyed an unexpectedly delightful 1995, as the bond market produced attractive returns due to a falling interest rate environment. This was in sharp contrast to 1994, when returns dipped into negative territory for much of the year as rates increased. In the changing interest rate environment, The JPM Institutional Short Term Bond Fund returned 8.81% for its fiscal year ended October 31, 1995. For the same period, the average bond mutual fund, as measured by the Composite High Quality Short-Term Bond Fund Average*, returned 7.87%, and the Merrill Lynch 1-3 Year Treasury Index returned 8.95%.


The Fund seeks to reduce risk and increase consistency of returns by diversifying its holdings and its sources of added value. This diversified strategy proved especially beneficial during the period as the Fund's sector and security selection decisions added value, while its defensive duration position held it back slightly early in 1995. Specifically, we maintained a lower risk, defensive strategy with regard to interest rates during the first quarter -- when the bond bull market commenced. As evidence of the economic slowdown accumulated, we moved to a slightly constructive posture on interest rates, which has added value throughout the remainder of the year.

The Fund's net asset value went from $9.60 on October 31, 1994 to $9.83 at October 31, 1995, after paying approximately $0.59 per share in dividends from ordinary income during the period. The Fund's net assets stood at $18.9 million at the end of the reporting period. The net assets of The Short Term Bond Portfolio, in which the Fund invests, totaled $29.3 million on October 31, 1995.

MARKET ENVIRONMENT
After declining dramatically in 1994, the bond market switched direction in early 1995. Rapid economic growth and fears of inflation early in the period caused the Federal Reserve to continue its program of raising short-term interest rates. As a result, Treasury yields of all maturities rose. As the economy began showing signs of a slowdown and it became clearer that additional rate increases were unlikely, Treasury yields declined and prices rallied. By the time the Fed lowered rates in July, however, the bond market had already priced-in this action. By the end of the period, mixed to weak economic data caused the market to anticipate another Fed easing, as indicated by longer-term note and bond rates falling below the Fed funds level.


--------------------------------------------------------------------------------
  TABLE OF CONTENTS

  LETTER TO THE SHAREHOLDERS.............1     FUND PERFORMANCE.............4
  FUND FACTS AND HIGHLIGHTS..............3     FINANCIAL STATEMENTS.........6

--------------------------------------------------------------------------------

PORTFOLIO REVIEW
The Portfolio's investment process involves three key decisions: duration management, sector allocation, and security selection. This diversified approach is designed to help consistently add value under all market conditions.


DURATION MANAGEMENT. Duration is the measurement of a fund's sensitivity to interest rate changes, which is closely related to the average maturity of the bonds in a portfolio. At the beginning of the period, we maintained a duration that was approximately four-tenths of a year shorter than the Merrill Lynch 1-3 Year Treasury Index. As mentioned previously, we began to extend the Portfolio's duration to a neutral position relative to the Index after the first quarter of 1995.


SECTOR ALLOCATION. Sector allocation added value to Fund performance for the period. At the end of April, the Portfolio had invested over half of its assets in high-quality (A or better) corporate bonds, mortgage obligations, agencies, and asset-backed securities, which offered higher yields than comparable maturity Treasuries.


SECURITY SELECTION. Viewed overall, individual security selection (particularly in corporates, mortgages, and asset-backed securities) also added value to performance during the period. Moreover, the Portfolio continued to focus on high-quality bonds, with 78% of the securities rated AA or better.


INVESTMENT OUTLOOK
We plan to continue to hold corporate and asset-backed securities and mortgages, as we expect that, over time, the potentially higher yields they offer will contribute positively to performance. The Portfolio also has a slightly longer duration than the Index in the current low interest rate environment. The economy continues to exhibit sluggish growth, and measures of its performance are mixed. Over the longer term, the bond market should be helped by deficit reduction action in Washington and by benign inflation data.

As always, we welcome your comments or questions. Please call J.P. Morgan Funds Services toll free at (800) 766-7722.


Sincerely yours,


/s/ Evelyn E. Guernsey
Evelyn E. Guernsey
J.P. Morgan Funds Services

*THE COMPOSITE HIGH QUALITY SHORT-TERM BOND FUND AVERAGE PERFORMANCE IS COMPUTED ON ALL 63 FUNDS IN THE MORNINGSTAR UNIVERSE HAVING A HIGH-QUALITY CORPORATE BOND INVESTMENT OBJECTIVE AND A SHORT-TERM MATURITY.

FUND FACTS

INVESTMENT OBJECTIVE
The JPM Institutional Short Term Bond Fund seeks to provide high total return while attempting to limit the likelihood of negative quarterly returns. It is designed for investors who do not require the stable net asset value typical of a money market fund, but who seek less price fluctuation than is typical of a long-term bond fund.

--------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
7/8/93

--------------------------------------------------------------------------------
NET ASSETS AS OF 10/31/95
$18,915,610


--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/18/95


EXPENSE RATIO
The Fund's annualized expense ratio of 0.45% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring redemption proceeds from the Fund.


FUND HIGHLIGHTS
ALL DATA AS OF OCTOBER 31, 1995


PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)
[pie graph]
               / / COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET BACKED
                   SECURITES 28.1%

               / / U.S. TREASURIES 26.9%

               / / CORPORATE DEBT OBLIGATIONS 25.5%

               / / U.S. GOVERNMENT AGENCIES 16.3%

               / / OTHER 3.2%


30-DAY SEC YIELD
5.69%


DURATION
1.8 years


QUALITY BREAKDOWN
AAA*    66%
AA      12%
A       11%
Other   11%


*INCLUDES U.S. GOVERNMENT AGENCY AND TREASURY OBLIGATIONS, AND REPURCHASE AGREEMENTS

FUND PERFORMANCE


EXAMINING PERFORMANCE
There are several ways to evaluate a mutual fund's historical performance record. One approach is to look at the growth of a hypothetical investment. The minimum initial investment in the Fund is $5,000,000. The chart at right shows that the minimum invested at the Fund's inception would have grown to $5,548,780 at October 31, 1995.


Another way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows you what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically 1, 5, or 10 years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

GROWTH OF $5,000,000 SINCE INCEPTION*
JULY 8, 1993 - OCTOBER 31, 1995

     THE JPM INSTITUTIONAL SHORT TERM BOND FUND
     DOLLARS IN THOUSANDS

                    THE JPM
                    INSTITUTIONAL       MERRILL LYNCH
                    SHORT TERM          1-3 YEAR
                    BOND FUND           INDEX
     7/93           5000.00             5000.00
     10/93          5055.55             5069.91
     10/94          5099.44             5130.14
     10/95          5548.78             5589.15




PERFORMANCE                    TOTAL RETURNS     AVERAGE ANNUAL TOTAL RETURNS
                               ----------------------------------------------
                               THREE    SIX      ONE    FIVE    SINCE
AS OF OCTOBER 31, 1995         MONTHS   MONTHS   YEAR   YEARS   INCEPTION*
------------------------------------------------ ----------------------------
JPM Inst. Short Term Bond Fund 1.99%    4.65%    8.81%    -      4.73%
Merrill Lynch 1-3 Year
  Treasury Index               1.94%    4.71%    8.95%    -      5.08%
Composite High Quality
  S-T Bond Fund Avg.           1.92%    4.28%    7.87%    -      4.22%

AS OF SEPTEMBER 30, 1995
------------------------------------------------ ----------------------------
JPM Inst. Short Term Bond Fund 1.50%    4.91%    8.28%    -      4.59%
Merrill Lynch 1-3 Year
  Treasury Index               1.50%    4.76%    8.28%    -      4.87%
Composite High Quality
  S-T Bond Fund Avg.           1.42%    4.49%    7.63%    -      4.04%


*7/8/93 -- COMMENCEMENT OF OPERATIONS (AVERAGE ANNUAL TOTAL RETURNS BASED ON THE MONTH END FOLLOWING INCEPTION)

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. ALL RETURNS ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. THE COMPOSITE HIGH QUALITY SHORT-TERM BOND FUND AVERAGE PERFORMANCE IS COMPUTED ON ALL FUNDS IN THE MORNINGSTAR UNIVERSE HAVING A HIGH QUALITY CORPORATE BOND INVESTMENT OBJECTIVE AND A SHORT-TERM MATURITY. MORNINGSTAR, INC. IS A LEADING RESOURCE FOR MUTUAL FUND DATA. ALTHOUGH GATHERED FROM RELIABLE SOURCES, DATA ACCURACY AND COMPLETENESS CANNOT BE GUARANTEED. THE JPM INSTITUTIONAL SHORT TERM BOND FUND INVESTS ALL OF ITS INVESTABLE ASSETS IN THE SHORT TERM BOND PORTFOLIO, A SEPARATELY REGISTERED INVESTMENT COMPANY WHICH IS NOT AVAILABLE TO THE PUBLIC BUT ONLY TO OTHER COLLECTIVE INVESTMENT VEHICLES SUCH AS THE FUND.

SIGNATURE BROKER-DEALER SERVICES, INC. IS THE DISTRIBUTOR OF THE JPM INSTITUTIONAL SHORT TERM BOND FUND (THE "FUND").

MORGAN GUARANTY TRUST COMPANY OF NEW YORK ("MORGAN") SERVES AS PORTFOLIO INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND CAN FLUCTUATE, SO AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Performance data quoted herein represent past performance. Please remember that past performance is not a guarantee of future performance. Fund returns are net of fees, assume the reinvestment of Fund distributions, and reflect the reimbursement of Fund expenses. Had expenses not been subsidized, returns would have been lower. The Fund invests all of its investable assets in The Short Term Bond Portfolio, a separately registered investment company which is not available to the public but only to other collective investment vehicles such as the Fund.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING J.P. MORGAN FUNDS SERVICES AT (800) 766-7722.

THE JPM INSTITUTIONAL SHORT TERM BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS
Investment in The Short Term Bond Portfolio ("Portfolio"), at value             $ 18,927,251
Deferred Organization Expenses                                                        29,025
Receivable for Expense Reimbursements                                                 15,767
Prepaid Expenses                                                                         368
                                                                                ------------
    Total Assets                                                                  18,972,411
                                                                                ------------

LIABILITIES
Shareholder Servicing Fee Payable                                                     15,498
Dividends Payable to Shareholders                                                      8,439
Payable for Shares of Beneficial Interest Redeemed                                     5,049
Administration Fee Payable                                                               480
Fund Services Fee Payable                                                                165
Accrued Expenses                                                                      27,170
                                                                                ------------
    Total Liabilities                                                                 56,801
                                                                                ------------

NET ASSETS
Applicable to 1,923,840 Shares of Beneficial Interest Outstanding               $ 18,915,610
 (unlimited shares authorized, par value $0.001)
                                                                                ------------
                                                                                ------------
Net Asset Value, Offering and Redemption Price Per Share                               $9.83
                                                                                ------------
                                                                                ------------

ANALYSIS OF NET ASSETS
Paid-In Capital                                                                 $ 19,230,298
Distributions in Excess of Net Investment Income                                     (10,716)
Accumulated Net Realized Loss on Investment                                         (446,429)
Net Unrealized Appreciation of Investment                                            142,457
                                                                                ------------
    Net Assets                                                                  $ 18,915,610
                                                                                ------------
                                                                                ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL SHORT TERM BOND FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
                                                                                  $ 3,180,772
Allocated Interest Income
                                                                                       52,321
Allocated Dividend Income
                                                                                     (201,998)
Allocated Portfolio Expenses (Net of Reimbursement of $16,529)
                                                                                  -----------
                                                                                    3,031,095
Net Investment Income Allocated from Portfolio

FUND EXPENSES
Shareholder Servicing Fee                                            $   24,729
Transfer Agent Fees                                                      16,276
Printing Expense                                                         15,000
Registration Fees                                                        14,093
Administration Fee                                                       13,185
Amortization of Organization Expenses                                    10,811
Professional Fees                                                         9,260
Fund Services Fee                                                         4,748
Trustees' Fees and Expenses                                               1,204
Miscellaneous                                                             2,635
                                                                     ----------
    Total Fund Expenses                                                 111,941
Less: Reimbursement of Expenses                                         (91,382)
                                                                     ----------
                                                                                      (20,559)
Net Fund Expenses
                                                                                  -----------
                                                                                    3,010,536
NET INVESTMENT INCOME

                                                                                      331,910
NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM PORTFOLIO

                                                                                      917,422
NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENT ALLOCATED FROM
 PORTFOLIO
                                                                                  -----------

                                                                                  $ 4,259,868
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
                                                                                  -----------
                                                                                  -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL SHORT TERM BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           FOR THE FISCAL YEAR ENDED
                                                          ---------------------------
                                                          OCTOBER 31,    OCTOBER 31,
INCREASE (DECREASE) IN NET ASSETS                             1995           1994
                                                          ------------   ------------

FROM OPERATIONS
Net Investment Income                                     $ 3,010,536    $ 1,937,033
Net Realized Gain (Loss) on Investment Allocated from
  Portfolio                                                   331,910       (852,893)
Net Change in Unrealized Appreciation (Depreciation) of
  Investment Allocated from Portfolio                         917,422       (695,665)
                                                          ------------   ------------
Net Increase in Net Assets Resulting from Operations        4,259,868        388,475
                                                          ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                      (3,024,230)    (1,934,055)
                                                          ------------   ------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold           23,575,445     34,658,759
Reinvestment of Dividends                                   2,976,238      1,928,332
Cost of Shares of Beneficial Interest Redeemed            (56,550,359)   (14,968,151)
                                                          ------------   ------------
Net Increase (Decrease) from Transactions in Shares of
  Beneficial Interest                                     (29,998,676)    21,618,940
                                                          ------------   ------------
Total Increase (Decrease) in Net Assets                   (28,763,038)    20,073,360

NET ASSETS
Beginning of Fiscal Year                                   47,678,648     27,605,288
                                                          ------------   ------------
End of Fiscal Year (including undistributed net
  investment income of $(10,716) and $2,978,
  respectively)                                           $18,915,610    $47,678,648
                                                          ------------   ------------
                                                          ------------   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL SHORT TERM BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                                              FOR THE PERIOD JULY
                                                                                                    8, 1993
                                                              FOR THE FISCAL YEAR ENDED        (COMMENCEMENT OF
                                                          ----------------------------------  OPERATIONS) THROUGH
                                                          OCTOBER 31, 1995  OCTOBER 31, 1994   OCTOBER 31, 1993
                                                          ----------------  ----------------  -------------------

NET ASSET VALUE, BEGINNING OF PERIOD                         $     9.60        $     9.99          $   10.00
                                                                -------           -------            -------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                              0.58              0.47               0.11
Net Realized and Unrealized Gain (Loss) on Investment
 Allocated from Portfolio                                          0.24             (0.39)             (0.01)
                                                                -------           -------            -------
Total from Investment Operations                                   0.82              0.08               0.10
                                                                -------           -------            -------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                             (0.59)            (0.47)             (0.11)
                                                                -------           -------            -------
NET ASSET VALUE, END OF PERIOD                               $     9.83        $     9.60          $    9.99
                                                                -------           -------            -------
                                                                -------           -------            -------
Total Return                                                       8.81%             0.87%              1.01%(a)
                                                                -------           -------            -------
                                                                -------           -------            -------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)                     $   18,916        $   47,679          $  27,605
Ratios to Average Net Assets:
    Expenses                                                       0.45%             0.45%              0.46%(b)
    Net Investment Income                                          6.09%             4.96%              3.92%(b)
    Decrease Reflected in Expense Ratio due to Expense
     Reimbursement                                                 0.22%             0.33%              0.84%(b)

------------------------

(a)  Not annualized.
(b)  Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------
1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The JPM Institutional Short Term Bond Fund (the "Fund") is a separate series of The JPM Institutional Funds, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund commenced operations on July 8, 1993.

The Fund invests all of its investable assets in The Short Term Bond Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (65% at October 31, 1995). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of the significant accounting policies of the Fund:

    a)Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    b)The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c)Substantially all the Fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gain, if any, are declared and paid annually.

    d)The Fund incurred organization expenses in the amount of $49,795. These costs were deferred and are being amortized on a straight-line basis over a five-year period from the commencement of operations.

    e)Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

    f)Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

    g)The Fund accounts for and reports distributions to shareholders in accordance with Statement of Position 93-2 "Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies". The effect of applying this

THE JPM INSTITUTIONAL SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------
      statement was to increase Paid-In Capital by $1,034 and increase Accumulated Net Realized Loss on Investment by $1,034. Net investment income, net realized loss and net assets were not affected by this change.

    h)For United States federal income tax purposes, the Fund had a capital loss carryforward at October 31, 1995 of approximately $451,000 which will expire in the year 2002. Such carryforward is after utilization of approximately $317,000 to offset the Fund's net taxable gains realized and recognized in the year ended October 31, 1995. No capital gains distribution is expected to be paid to shareholders until future net gains have been realized in excess of such carryforward.

2.  TRANSACTIONS WITH AFFILIATES

    a)The Trust retains Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and Distributor. Signature provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with Signature. The agreement provides for a fee to be paid to Signature at an annual rate determined by the following schedule: 0.04% of the first $1 billion of the aggregate average daily net assets of the Trust, as well as two other affiliated fund families for which Signature acts as administrator, 0.032% of the next $2 billion of such net assets, 0.024% of the next $2 billion of such net assets, and 0.016% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied each day to the net assets of the Fund. For the fiscal year ended October 31, 1995, Signature's fee for these services amounted to $13,185.

    b)During the period November 1, 1994 through August 31, 1995, the Trust, on behalf of the Fund, had a Financial and Fund Accounting Services Agreement ("Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan") under which Morgan may have received a fee, based on the percentage described below, for overseeing certain aspects of the administration and operation of the Fund and which was also designed to provide an expense limit for certain expenses of the Fund. This fee was calculated exclusive of the shareholder servicing fee, the fund services fee and amortization of organization expenses, at 0.05% of the Fund's average daily net assets. For the period November 1, 1994 through August 31, 1995, Morgan agreed to reimburse the Fund $37,947 for expenses that exceeded this limit. Effective September 1, 1995, the Services Agreement was terminated and an interim agreement was entered into between the Trust, on behalf of the Fund, and Morgan which provides for the continuation of the oversight services that were outlined under the prior agreement and that Morgan shall bear all of its expenses incurred in connection with these services. In addition, Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 0.45% of the average daily net assets of the Fund through October 31, 1996. For the fiscal year ended October 31, 1995, Morgan has agreed to reimburse the Fund $53,435 for expenses under this agreement.

THE JPM INSTITUTIONAL SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

    c)The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan. The Agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and may be paid monthly at an annual rate of 0.05% of the average daily net assets of the Fund. For the fiscal year ended October 31, 1995, the fee for these services amounted to $24,729.

    d)The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $4,748 for the fiscal year ended October 31, 1995.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The Pierpont Funds, The JPM Institutional Funds, and their corresponding Portfolios. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of the total fees and expenses. Prior to April 1, 1995, the aggregate annual Trustee Fee was $55,000. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $600.

3.  TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the Fund were as follows:

                                                              FOR THE FISCAL YEAR ENDED  FOR THE FISCAL YEAR ENDED
                                                                  OCTOBER 31, 1995           OCTOBER 31, 1994
                                                              -------------------------  -------------------------
Shares sold                                                             2,447,762                  3,531,620
Reinvestment of dividends                                                 307,140                    197,897
Shares redeemed                                                        (5,796,583)                (1,526,550)
                                                                       ----------                 ----------
Net increase (decrease)                                                (3,041,681)                 2,202,967
                                                                       ----------                 ----------
                                                                       ----------                 ----------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
The JPM Institutional Short Term Bond Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The JPM Institutional Short Term Bond Fund (one of the series constituting part of The JPM Institutional Funds, hereafter referred to as the "Fund") at October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period July 8, 1993 (commencement of operations) through October 31, 1993, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
December 15, 1995

The Short Term Bond Portfolio

Annual Report October 31, 1995

(The following pages should be read in conjunction with The JPM Institutional Short Term Bond Fund
Annual Financial Statements)

THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                                                 MOODY'S/S&P
 PRINCIPAL                                                         RATING
  AMOUNT                    SECURITY DESCRIPTION                 (UNAUDITED)     VALUE
-----------  --------------------------------------------------  -----------  -----------
COLLATERALIZED MORTGAGE OBLIGATIONS
AND ASSET BACKED SECURITIES (27.8%)
$   917,479  CIT River Owners Trust, Series 1995-A, Class A,
               Sequential Payer, Callable, 6.25% due
               01/15/11........................................  Aaa/AAA      $   918,378
    967,048  Chase Manhattan Grantor Trust, Series 1995-A, Pass
               Through, 6.00% due 09/17/01.....................  Aaa/AAA          967,350
    761,660  Equicon Home Equity Loan Trust, Series 1992-7,
               Remic: Sequential Payer, Class A, 5.90% due
               09/18/05........................................  Aaa/AAA          750,205
    685,347  Fleetwood Credit Corp. Grantor Trust, Series
               1994-A, Class A, Sequential Payer, Callable,
               4.70% due 07/15/09..............................  Aaa/AAA          653,176
  1,400,000  Greentree Financial Corp Series 1993-3, Class A3,
               Sequential Payer, Callable, 5.20% due
               10/15/18........................................  Aa2/AA         1,370,348
    831,446  Merrill Lynch Mortgage Investors, Inc., Remic:
               Series 1994-C1, Class A, Callable, 8.72% due
               11/25/20........................................  Aaa /AAA         855,221
    741,808  Old Kent Auto Receivables Trust, Series 1995-A,
               Class A, Sequential Payer, 6.20% due 08/15/01...  Aaa/AAA          744,626
    922,174  Prudential Home Mortgage Securities, Remic:
               Sequential Payer, Series 1992-44, Class A1,
               6.00% due 01/25/98..............................  Aaa/AAA          905,363
  1,000,000  Queens Center Funding Corp., Class B, 144A, 8.12%
               due 01/01/04....................................  Baa2/BBB       1,000,000
                                                                              -----------
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS AND
               ASSET BACKED SECURITIES (COST $8,168,895).......                 8,164,667
                                                                              -----------
CORPORATE OBLIGATIONS (25.3%)
BANKING (3.5%)
  1,000,000  Chase Manhattan Corp., 7.50% due 12/01/97.........  A3/A-          1,030,590
                                                                              -----------
DEPARTMENT STORES (3.5%)
  1,000,000  Sears Roebuck & Co., 7.25% due 08/05/97...........  Baa/BBB        1,020,230
                                                                              -----------
FINANCE (11.2%)
  1,000,000  Associates Corp., North America, 7.55% due
               09/01/99........................................  Aa3/AA-        1,043,520
  1,000,000  Chrysler Financial Corp., 6.21% due 07/21/97......  A3/A-          1,000,200
  1,250,000  Ford Motor Credit Corp., 5.75% due 05/14/98.......  A1/A+          1,238,988
                                                                              -----------
                                                                                3,282,708
                                                                              -----------
UTILITIES -- ELECTRIC (3.7%)
  1,000,000  Hydro Quebec, 9.75% due 09/29/98..................  Aa3/AA         1,089,380
                                                                              -----------
OIL AND GAS (3.4%)
  1,000,000  Occidental Petroleum Corp., 5.76% due 06/15/98....  Baa3/BBB         985,890
                                                                              -----------
             TOTAL CORPORATE OBLIGATIONS (COST $7,275,383).....                 7,408,798
                                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                    SECURITY DESCRIPTION                                 VALUE
-----------  --------------------------------------------------               -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (16.1%)
$   753,910  Federal Home Loan Mortgage Corporation, 9.00% due
               05/01/97........................................               $   785,710
             Federal National Mortgage Association
  1,500,000  Remic: PAC-1(11), Series 1994-7, Class PB, 5.60%
               due 07/25/03....................................                 1,483,050
  1,500,000  Remic: PAC-1(11), Series 1994-12, Class PC, 5.25%
               due 04/25/03....................................                 1,475,340
  1,000,000  Remic: PAC-1(11), Series 1994-33, Class D, 5.50%
               due 04/25/05....................................                   978,480
                                                                              -----------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST
               $4,732,640).....................................                 4,722,580
                                                                              -----------
U.S. TREASURY OBLIGATIONS (26.7%)
             U.S. Treasury Notes
  4,250,000  6.50% due 05/15/97 (a)............................                 4,303,635
  1,000,000  6.50% due 04/30/99................................                 1,023,450
  1,100,000  5.50% due 07/31/97 (b)............................                 1,097,723
  1,410,000  5.125% due 11/30/98...............................                 1,386,918
                                                                              -----------
             TOTAL U.S.TREASURY OBLIGATIONS (COST
               $7,742,928).....................................                 7,811,726
                                                                              -----------
SHORT-TERM HOLDINGS (3.1%)
REPURCHASE AGREEMENT (3.1%)
    916,000  Goldman Sachs Repurchase Agreement dated 10/31/95 due 11/01/95, at 5.880%, proceeds $916,150
               (collateralized by $918,000 U.S. Treasury Note,
               5.875% due 07/31/97, valued at $935,066) (cost
               $916,000).......................................                   916,000
                                                                              -----------
OTHER INVESTMENT COMPANIES (0.0%)*
  SHARES
-----------
        834  Seven Seas Money Market Fund (cost $834)..........                       834
                                                                              -----------
             TOTAL SHORT-TERM HOLDINGS (COST $916,834).........                   916,834
                                                                              -----------
             TOTAL INVESTMENTS (COST $28,836,680) (99.0%)                      29,024,605
             OTHER ASSETS IN EXCESS OF LIABILITIES (1.0%)                         281,971
                                                                              -----------
             NET ASSETS (100.0%)                                              $29,306,576
                                                                              -----------
                                                                              -----------

Note: Based on the cost of investments of $28,836,680 for federal income tax purposes at October 31, 1995, the aggregate gross unrealized appreciation and depreciation was $281,136 and $93,211, respectively, resulting in net unrealized appreciation of $187,925.

(a) $1,000,000 par segregated as collateral for initial margin on futures contracts.
(b) $100,000 par segregated as collateral for initial margin on futures contracts.
* Less than 0.1%.
144A - Securities restricted for resale to Qualified Institutional Buyers.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $28,836,680)                                        $ 29,024,605
Interest Receivable                                                                 355,668
Deferred Organization Expenses                                                        3,665
Prepaid Expenses and Other Assets                                                       460
                                                                               ------------
    Total Assets                                                                 29,384,398
                                                                               ------------

LIABILITIES
Custody Fee Payable                                                                  38,432
Advisory Fee Payable                                                                 13,342
Variation Margin Payable on Futures Contracts                                           312
Fund Services Fee Payable                                                               238
Administration Fee Payable                                                              161
Accrued Expenses                                                                     25,337
                                                                               ------------
    Total Liabilities                                                                77,822
                                                                               ------------

NET ASSETS
Applicable to Investors' Beneficial Interests                                  $ 29,306,576
                                                                               ------------
                                                                               ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                                  $ 3,757,520
Dividend Income                                                                       60,424
                                                                                 -----------
    Total Income                                                                   3,817,944

EXPENSES
Advisory Fee                                                        $  146,335
Custodian Fees and Expenses                                             55,346
Professional Fees                                                       35,280
Printing Expense                                                        12,000
Fund Services Fee                                                        5,573
Administration Fee                                                       4,485
Trustees' Fees and Expenses                                              1,424
Amortization of Organization Expenses                                    1,365
Miscellaneous                                                            2,260
                                                                    ----------
    Total Expenses                                                     264,068
Less: Reimbursement of Expenses                                        (21,070)
                                                                    ----------
NET EXPENSES                                                                        (242,998)
                                                                                 -----------
NET INVESTMENT INCOME                                                              3,574,946

NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES (including
 $23,562 net realized losses from futures contracts)                                 407,824

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
 INVESTMENTS AND FUTURES (including $7,272 unrealized loss on
 futures contracts)                                                                1,076,791
                                                                                 -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $ 5,059,561
                                                                                 -----------
                                                                                 -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         FOR THE FISCAL YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS                   OCTOBER 31, 1995   OCTOBER 31, 1994
                                                    ----------------   ----------------

FROM OPERATIONS
Net Investment Income                                 $ 3,574,946        $ 2,272,212
Net Realized Gain (Loss) on Investments                   407,824         (1,015,882)
Net Change in Unrealized Appreciation
  (Depreciation) of Investments                         1,076,791           (804,516)
                                                    ----------------   ----------------
Net Increase in Net Assets Resulting from
  Operations                                            5,059,561            451,814
                                                    ----------------   ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                          32,690,159         41,445,030
Withdrawals                                           (61,766,958)       (23,001,490)
                                                    ----------------   ----------------
Net Increase (Decrease) from Investors'
  Transactions                                        (29,076,799)        18,443,540
                                                    ----------------   ----------------
Total Increase (Decrease) in Net Assets               (24,017,238)        18,895,354

NET ASSETS
Beginning of Fiscal Year                               53,323,814         34,428,460
                                                    ----------------   ----------------
End of Fiscal Year                                    $29,306,576        $53,323,814
                                                    ----------------   ----------------
                                                    ----------------   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                             FOR THE
                                                                                             PERIOD
                                                                                          JULY 8, 1993
                                                                                          (COMMENCEMENT
                                                                                               OF
                                                                                           OPERATIONS)
                                                                                             THROUGH
                                                         FOR THE FISCAL YEAR ENDED         OCTOBER 31,
                                                    OCTOBER 31, 1995   OCTOBER 31, 1994       1993
                                                    ----------------   ----------------   -------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                               0.42%              0.36%           0.37%(a)
  Net Investment Income                                  6.11%              5.01%           3.99%(a)
  Decrease in Expense Ratio due to Expense
   Reimbursement by Morgan                               0.04%              0.05%           1.00%(a)
Portfolio Turnover                                        177%               230%            116%

------------------------

(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Short Term Bond Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on July 8, 1993. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The following is a summary of the significant accounting policies of the
Portfolio:

    a)Portfolio securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, are valued using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions. If such prices are not supplied by the Portfolio's independent pricing services, such securities are priced in accordance with procedures adopted by the Trustees. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

    b)Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Portfolio enters in the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. Futures transactions in U.S. Treasury securities during the fiscal year ended October 31, 1995 are summarized as follows:

                                                        SALES OF FUTURES CONTRACTS
                                                  --------------------------------------
                                                                        PRINCIPAL AMOUNT
                                                  NUMBER OF CONTRACTS     OF CONTRACTS
                                                  -------------------   ----------------
Contracts opened                                          248             $ 36,681,681
Contracts closed                                         (238)             (35,605,672)
                                                          ---           ----------------
Open at end of the fiscal year                             10             $  1,076,009
                                                          ---           ----------------
                                                          ---           ----------------

                                                  SUMMARY OF OPEN CONTRACTS
                                                     AT OCTOBER 31, 1995
                                               -------------------------------
                                                                NET UNREALIZED
                                               CONTRACTS LONG    DEPRECIATION
                                               --------------   --------------
Five-Year U.S. Treasury, expiring December
 1995                                                10             $7,272
                                                      -
                                                      -
                                                                   ------
                                                                   ------

THE SHORT TERM BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

    c)Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxable on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

    e)The Portfolio incurred organization expenses in the amount of $5,380. These costs were deferred and are being amortized on a straight-line basis over a five-year period from the commencement of operations.

2.  TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 0.25% of the Portfolio's average daily net assets. For the fiscal year ended October 31, 1995, such fees amounted to $146,335.

    b)The Portfolio has retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and exclusive placement agent. Signature provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with Signature. The agreement provides for a fee to be paid to Signature at an annual rate determined by the following schedule: 0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the Administrative Services Agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied each day to the net assets of the Portfolio. For the fiscal year ended October 31, 1995, Signature's fee for these services amounted to $4,485.

    c)During the period November 1, 1994 through August 31, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement ("Services Agreement") with Morgan under which Morgan may receive a fee based on the percentages described below, for overseeing certain aspects of the administration and operation of the Portfolio and which was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated exclusive of the advisory fee, custody expenses, fund services fee, amortization of organization expenses, and brokerage costs at 0.05% of the Portfolio's average daily net assets up to and including $200 million and 0.03% on any excess over $200 million. For the period November 1, 1994 through August 31, 1995, Morgan agreed to reimburse the Fund $21,070 for expenses that exceeded this limit. Effective September 1, 1995, the Services Agreement was terminated and an interim agreement was entered into between

THE SHORT TERM BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------
      the Portfolio and Morgan which provides for the continuation of the oversight services that were outlined under the prior agreement and that Morgan shall bear all of its expenses incurred in connection with these services.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $5,573 for the fiscal year ended October 31, 1995.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The Pierpont Funds, The JPM Institutional Funds, and their corresponding Portfolios. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1995, the aggregate annual Trustee Fee was $55,000. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $700.

3.  INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year were as follows:

                                                                 COST OF         PROCEEDS
                                                                PURCHASES       FROM SALES
                                                              --------------  --------------
U.S. Government and Agency Obligations                        $   74,510,169  $   98,274,504
Corporate and Collateralized Obligations                          25,683,032      26,983,195
                                                              --------------  --------------
                                                              $  100,193,201  $  125,257,699
                                                              --------------  --------------
                                                              --------------  --------------

REPORT OF INDEPENDENT ACCOUNTANTS
To the Trustees and Investors of
The Short Term Bond Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Short Term Bond Portfolio (the "Portfolio") at October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its supplementary data for each of the two years in the period then ended and for the period July 8, 1993 (commencement of operations) through October 31, 1993, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
December 15, 1995

                   THE JPM INSTITUTIONAL SHORT TERM BOND FUND

JPM INSTITUTIONAL MONEY MARKET FUND
JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
JPM INSTITUTIONAL TREASURY MONEY MARKET FUND
JPM INSTITUTIONAL SHORT TERM BOND FUND
JPM INSTITUTIONAL BOND FUND
JPM INSTITUTIONAL TAX EXEMPT BOND FUND
JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND
JPM INSTITUTIONAL INTERNATIONAL BOND FUND
JPM INSTITUTIONAL DIVERSIFIED FUND
JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND
JPM INSTITUTIONAL U.S. SMALL COMPANY FUND
JPM INSTITUTIONAL INTERNATIONAL EQUITY FUND
JPM INSTITUTIONAL EMERGING MARKETS EQUITY FUND


FOR MORE INFORMATION ON THE JPM INSTITUTIONAL FAMILY OF FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT (800)766-7722.

ANNUAL REPORT
OCTOBER 31, 1995